Revenues by Product Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Products and licenses	$ 520,312		$ 496,930		$ 497,612
Subscriptions	265,021		217,088		170,599
Software updates and maintenance	710,483		680,087		674,484
Total revenues	1,495,816		1,394,105		1,342,695
Network Security Gateways
Revenue from External Customer [Line Items]
Products and licenses	469,097		441,805		435,458
Subscriptions	265,021		217,088		170,599
Other
Revenue from External Customer [Line Items]
Products and licenses	$ 51,216	[1]	$ 55,125	[1]	$ 62,153	[1]

[1]	Comprised of Endpoint security and Security management products, each consists of less than 10% of products and licenses revenues.